Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 5,356,985	$ 3,367,853	$ 14,097,362	$ 4,794,494	$ 9,022,593	$ 1,959,595
Cost of revenues
Total cost of revenues	2,724,321	1,932,065	8,165,965	3,328,402	6,124,633	1,831,629
Gross profit	2,632,664	1,435,788	5,931,397	1,466,092	2,897,960	127,966
Operating expenses
General and administrative	1,760,381	910,012	5,139,263	1,693,181	7,420,856	1,863,087
Salaries	1,479,816	1,134,103	5,120,518	1,910,284
Professional services	316,440	571,014	1,622,871	571,014
Depreciation and amortization expense	522,412	581,704	1,375,514	656,458	717,925	166,613
Total operating expenses	4,079,049	3,196,833	13,258,166	4,830,937	8,138,781	2,029,700
Operating loss	(1,446,385)	(1,761,045)	(7,326,769)	(3,364,845)	(5,240,821)	(1,901,734)
Other income (expense)
Other income (expense)	(183,189)	78,869	(693,614)	80,311	(12,782)	(14,141)
Gain on debt extinguishment			134,956
Change in value of derivative liability	108,426		146,513
Interest expense	(426,573)	(674,056)	(14,168,479)	(813,055)	(2,511,920)	(1,253,143)
Total other (expense)	(501,336)	(595,187)	(14,580,624)	(732,744)	(2,524,702)	(1,267,284)
Loss before income taxes	(1,947,721)	(2,356,232)	(21,907,393)	(4,097,589)	(7,765,523)	(3,169,018)
Income tax expense
Net loss	(1,947,721)	(2,356,232)	(21,907,393)	(4,097,589)	(7,765,523)	(3,169,018)
Preferred stock, Series A, dividends					355,417
Preferred stock dividends			(600,750)
Net loss attributable to common stockholders	$ (1,947,721)	$ (2,356,232)	$ (22,508,143)	$ (4,097,589)	$ (8,120,940)	$ (3,169,018)
Loss per share, basic and diluted (in Dollars per share)	$ (0.07)	$ (0.17)	$ (0.8)	$ (0.3)	$ (0.61)	$ (0.53)
Weighted average shares outstanding (in Shares)					13,397,034	3,203,849
Weighted average shares outstanding, basic and diluted (in Shares)	28,008,542	13,818,890	28,008,542	13,835,274	13,397,034	6,031,685
Products
Revenues
Total revenues	$ 4,501,657	$ 3,367,853	$ 11,537,041	$ 4,794,494	$ 8,330,571	$ 1,959,595
Cost of revenues
Total cost of revenues	2,094,198	1,932,065	6,281,486	3,328,402	5,596,247	1,831,629
Advertising
Revenues
Total revenues	855,328		2,560,321		692,022
Cost of revenues
Total cost of revenues	$ 630,123		$ 1,884,479		$ 528,386